   As filed with the Securities and Exchange Commission on August 28, 1997.

                                                     Registration Nos.: 33-82270
                                                                        811-8672
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

           Pre-Effective Amendment No.
           Post-Effective Amendment No. 5

                       and/or

           REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                          [X]

           Amendment No. 6

                          USAA LIFE INVESTMENT TRUST
              (Exact Name of Registrant As Specified in Charter)

              9800 Fredericksburg Road, San Antonio, Texas 78288
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 210-498-8000

                        RICHARD T. HALINSKI, JR., ESQ.
                             DWAIN A. AKINS, ESQ.
                        Life & Health Insurance Counsel
                          USAA Life Insurance Company
                        9800 Fredericksburg Road, C-3-W
                           San Antonio, Texas 78288
                   (Name and Address of Agents for Service)

                                  Copies to:
                              GARY O. COHEN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C. 20036

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

  [X]   Immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ]   On (date), pursuant to paragraph (b) of Rule 485

  [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [ ]   On (date) pursuant to paragraph (a)(1) of Rule 485

  [ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485

  [ ]   On (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of its securities of each of its seven series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice on February 27, 1997.

                       Cross-reference Sheet Required by
                   Rule 495 under the Securities Act of 1933


PART A
Form N-1A Item No.                                                Caption in Prospectus
------------------                                                ---------------------
1.  Cover Page                                                    Cover Page

2.  Synopsis                                                      Not applicable

3.  Condensed Financial Information                               Financial Highlights; Prospectus Supplement dated
                                                                  September 1, 1997

4.  General Description of Registrant                             Cover Page; Introduction; The Funds; Certain Investment Policies,
                                                                  Techniques and Restrictions; Special Risk Considerations;
                                                                  Investment Restrictions; Performance Information; Prospectus
                                                                  Supplement dated September 1, 1997

5.  Management of the Fund                                        Management

5A. Management's Discussion of Fund Performance                   Not applicable

6.  Capital  Stock and  Other Securities                          Introduction; Dividends and Distributions; Tax Matters;
                                                                  Additional Information About the Trust; Prospectus Supplement
                                                                  dated September 1, 1997

7.  Purchase of Securities Being Offered                          Purchase of Fund Shares; Valuation of Fund Shares

8.  Redemption or Repurchase                                      Redemption of Fund Shares

9.  Pending Legal Proceedings                                     Not applicable


Part B                                                            Caption in Form N-1A Item No.
Form N-1A Item No.                                                Statement of Additional Information
------------------                                                -----------------------------------
10. Cover Page                                                    Cover Page

11. Table of Contents                                             Table of Contents

12. General Information and History                               General Information and History

13. Investment Objectives and Policies                            Investment Policies and Techniques; Investment Restrictions;
                                                                  Portfolio Transactions - Portfolio Turnover Rates

14. Management of the Fund                                        The Trust's Adviser; Trustees and
                                                                  Officers of the Trust

15. Control Persons and Principal Holders of Securities           Principal Holders of Securities; SAI Supplement dated
                                                                  September 1, 1997

16. Investment Advisory and  Other Services                       The Trust's Adviser; Custodian;
                                                                  Transfer Agent; Independent Auditors

17. Brokerage Allocation and Other Practices                      Portfolio Transactions

18. Capital Stock and Other Securities                            Further Description of Trust Shares

19. Purchase, Redemption and Pricing of                           Valuation of Securities; Additional Information Regarding
    Securities Being Offered                                      Redemption of Shares

20. Tax Status                                                    Certain Federal Income Tax Considerations

21. Underwriters                                                  Distributor

22. Calculation of Performance Data                               Calculation of Performance  Data; SAI Supplement
                                                                  dated September 1, 1997

23. Financial Statements                                          Financial Statements;  SAI Supplement
                                                                  dated September 1, 1997

Part C
------

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                               EXPLANATORY NOTE


     Registrant is making this filing pursuant to its previous undertaking to file a post-effective amendment, using financial statements which need not be certified, for the VA Aggressive Growth and VA International Funds ("Funds"), within four to six months from the effective date of this Registration Statement, as amended to include the Funds. Accordingly, this filing contains supplements to Registrant's prospectus and statement of additional information that provide updated information regarding the Funds. Registrant does not intend this filing to amend or delete any other part of this Registration Statement, except as specifically noted herein.

                          USAA LIFE INVESTMENT TRUST
                    VARIABLE ANNUITY AGGRESSIVE GROWTH FUND
                      VARIABLE ANNUITY INTERNATIONAL FUND

                     Supplement dated September 1, 1997 to
                         Prospectus dated May 1, 1997

     This supplement updates certain information in the Trust's prospectus about the two funds ("New Funds") referenced above, which recently commenced operations on May 1, 1997. Please keep this supplement for future reference. Additional information about the New Funds is contained in a supplement dated September 1, 1997 to the statement of additional information dated May 1, 1997, which is available upon request at no charge.

REPLACE THE DISCUSSION ABOUT THE NEW FUNDS UNDER "FINANCIAL HIGHLIGHTS" ON PAGE 33B WITH THE FOLLOWING:

     Set out below are the Financial Highlights (unaudited) for the Variable Annuity (VA) Aggressive Growth and International Funds expressed in terms of one share outstanding throughout the two-month period ended June 30, 1997. Please read the following information in conjunction with the unaudited financial statements for these Funds and related notes that appear in the Trust's semi-annual report dated June 30, 1997.


                                                                                  Two-Month Period Ended June 30, 1997*
                                                                                  -------------------------------------

                                                                                USAA Life VA               USAA Life VA
                                                                            Aggressive Growth Fund      International Fund
                                                                            ----------------------      ------------------
                                                                                  Two-Month                  Two-Month
                                                                                 Period Ended              Period Ended
                                                                                 June 30, 1997**           June 30, 1997**
                                                                                 ---------------           ---------------
Net asset value at beginning of period                                           $   10.00                  $   10.00
Net investment income                                                                  .01                        .05
Net realized and unrealized gain                                                      1.15                        .66
Distributions from net investment income                                                 -                          -
Distributions of realized capital gains                                                  -                          -
                                                                                 ---------                  ---------
Net asset value at end of period (000)                                           $   11.16                  $   10.71
                                                                                 =========                  =========
TOTAL RETURN (%)**                                                                   11.60                       7.10

Net assets at end of period (000)                                                $  38,595                  $  21,827
Ratio of expenses to average net assets (%)                                            .70(a)(c)                 1.10(a)(c)
Ratio of net investment income  to average net assets (%)                              .46(a)(c)                 2.19(a)(c)
Portfolio turnover (%)                                                                3.24                      4.99
Average  commission  rate paid  per share+                                       $   .0475                  $  .0085

*   Funds commenced operations on May 1, 1997

** Assumes reinvestment of all dividend income and capital gains distributions during the period. Total returns for each period do not reflect expenses that apply at the Separate Account level, such as risk and expense charges. These expenses would reduce the total return for the period shown.

+ Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) Calculated using weighted average shares.

(c) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursements of expenses by USAA Life. Absent such reimbursements the Funds' ratios would have been:

                                                                     USAA Life VA             USAA Life VA
                                                                Aggressive Growth Fund      International Fund
         Ratio of expenses to average net assets(%):                    1.01(a)                    1.66(a)
         Ratio of net investment income to
           average net assets (%):                                       .15(a)                    1.63(a)

REPLACE THE WORD "NO" IN THE FIRST SENTENCE UNDER "NEW FUNDS" ON PAGE 47B WITH THE WORD "LIMITED".

REPLACE THE FIRST TWO SENTENCES OF THE SECOND PARAGRAPH UNDER "ORGANIZATION AND CAPITALIZATION" ON PAGE 47B WITH THE FOLLOWING:

     As of August 1, 1997, USAA Life beneficially owned, either directly or through the Separate Account, more than 25% of the shares of beneficial interest in each Fund, other than the VA Money Market Fund.

                          USAA LIFE INVESTMENT TRUST
                    VARIABLE ANNUITY AGGRESSIVE GROWTH FUND
                      VARIABLE ANNUITY INTERNATIONAL FUND

                     Supplement dated September 1, 1997 to
                 Statement of Additional Information dated May 1, 1997

This supplement updates certain information in the Trust's statement of additional information about the two funds ("New Funds") referenced above, which recently commenced operations on May 1, 1997. Please keep this supplement for future reference.

ADD THE FOLLOWING SENTENCE TO THE END OF THE SECOND PARAGRAPH UNDER "CERTAIN FEDERAL INCOME TAX CONSIDERATIONS" ON PAGE 11:

     Recent amendments to the Code eliminate the need for the Funds to comply with the 30% test for taxable years after 1997.

REPLACE THE DISCLOSURE CONCERNING THE NEW FUNDS UNDER "PRINCIPAL HOLDERS OF SECURITIES" ON PAGES 17 AND 18 WITH THE FOLLOWING:

     As of August 1, 1997, USAA Life, either directly or through the Separate Account, owned of record and beneficially 97.64% and 95.04% of the outstanding shares of the VA Aggressive Growth Fund and VA International Fund, respectively. Also as of that date, the Separate Account owned of record 2.36% and 4.96% of the outstanding shares of the VA Aggressive Growth Fund and VA International Fund, respectively. In addition, as of that date, the Trustees and officers, as a group, owned less than 1% of the Trust's outstanding voting securities through any Contract.

ADD THE FOLLOWING TO THE FOOTNOTE ACCOMPANYING THE PERFORMANCE CHART ON PAGE 20:

     For the two months ended June 30, 1997, the average annual total returns for the VA Aggressive Growth Fund and VA International Fund were 11.60% and 7.10%, respectively. The cumulative total returns for these Funds during this period were the same.

ADD THE FOLLOWING TO THE END OF THE FIRST PARAGRAPH UNDER "FINANCIAL STATEMENTS" ON PAGE 20:

     The unaudited financial statements for the VA Aggressive Growth Fund and VA International Fund are incorporated into this SAI by reference to the Trust's Semi-Annual Report dated June 30, 1997, which accompanies this SAI.

REPLACE THE FIRST SENTENCE OF THE SECOND PARAGRAPH UNDER "FINANCIAL STATEMENTS" ON PAGE 20 WITH THE FOLLOWING:

     Only those sections of the Annual Report and, in the case of the VA Aggressive Growth Fund and VA International Fund, the Semi-Annual Report, that are specifically identified immediately below are incorporated by reference into this SAI.

     Independent Auditors' Report (Annual Report only)
     Portfolios of Investments in Securities
     Notes to Portfolios of Investments in Securities
     Statements of Assets and Liabilities
     Statement of Operations
     Statements of Changes in Net Assets
     Notes to Financial Statements

                      REGISTRATION STATEMENT ON FORM N-1A
                          PART C - OTHER INFORMATION

EXPLANATORY NOTE:

This filing amends Part C of this Registration Statement only to the extent specifically noted below.

ITEM 24. Financial Statements and Exhibits

(a) List of Financial Statements

1.  Part A.

The Financial Highlights of the USAA Life Investment Trust ("Trust") for the period from January 5, 1995 (the Trust's date of inception) through December 31, 1995, and for the Trust's most recently completed fiscal year ended December 31, 1996, are included in Part A of this Registration Statement. The Financial Highlights (unaudited) for the Variable Annuity ("VA") Aggressive Growth Fund and VA International Fund for the semi-annual period ended June 30, 1997 also are included in Part A of this Registration Statement.

2. Part B.

The most recent audited financial statements for each Fund of the Trust (other than the VA Aggressive Growth Fund and VA International Fund), and the report of the Trust's independent auditors thereon, are incorporated into this Registration Statement by reference to the Trust's Annual Report, dated December 31, 1996. The unaudited financial statements for the VA Aggressive Growth Fund and VA International Fund are incorporated into this Registration Statement by reference to the Trust's Semi-Annual Report dated June 30, 1997. Only those sections of the Annual Report and, in the case of the VA Aggressive Growth Fund and VA International Fund, the Semi-Annual Report, that are specifically identified immediately below are incorporated by reference into this Registration Statement.

     Independent Auditors' Report (Annual Report only)
     Portfolios of Investments in Securities
     Notes to Portfolios of Investments in Securities
     Statements of Assets and Liabilities
     Statement of Operations
     Statements of Changes in Net Assets
     Notes to Financial Statements

(b) Exhibits:

Exhibit
No.                              Description Of Exhibits
--                               -----------------------

(16)(a) Schedule for Computations of Performance Quotations with respect to each Fund, other than the VA Aggressive Growth Fund and VA International Fund, included in response to Form N-1A, Item 22./5/

    (b) Schedule for Computations of Performance Quotations with respect to the VA Aggressive Growth Fund and the VA International Fund included in response to Form N-1A, Item 22.

(27)     Financial Data Schedule.

ITEM 26. Number of Holders of Securities

     As of August 1, 1997, the Trust had the following number of shareholders on record.

Fund                                      Number of Record Holders
----                                      ------------------------

 VA Money Market                                      1
 VA Income                                            2
 VA Growth and Income                                 2
 VA World Growth                                      2
 VA Diversified Assets                                2
 VA Aggressive Growth Fund                            2
 VA International Fund                                2


ITEM 32. Undertakings

(b) Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 27th day of August, 1997.

                                       USAA LIFE INVESTMENT TRUST

                                       BY: /s/ EDWIN L. ROSANE
                                       _______________________
                                       Edwin L. Rosane
                                       President
                                       USAA LIFE INVESTMENT TRUST

ATTEST:
/s/ DWAIN A. AKINS
____________________
Dwain A. Akins
Assistant Secretary
USAA Life Investment Trust

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following person in the capacity and on the date indicated.

(SIGNATURE)                  (TITLE)                           (DATE)

/s/ EDWIN L. ROSANE          President and Chairman of the     August 27, 1997
_______________________      Board of Trustees (Principal
Edwin L. Rosane              Executive Officer)


Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following person in the capacity and on the date indicated.

(SIGNATURE)                  (TITLE)                           (DATE)

/s/ JAMES A. ROBINSON        Treasurer (Principal Financial    August 27, 1997
_______________________      and Accounting Officer)
James A. Robinson

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following person in the capacity and on the date indicated.


/s/ JUNE R. REEDY            Trustee                           August 27, 1997
_______________________
June R. Reedy


Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following person in the capacity and on the date indicated.

(SIGNATURE)                  (TITLE)                           (DATE)

/s/MICHAEL J.C. ROTH         Trustee                           August 27, 1997
_______________________
Michael J.C. Roth


Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following person in the capacity and on the date indicated.

(SIGNATURE)                  (TITLE)                           (DATE)

/s/ NEIL H. STONE            Trustee                           August 27, 1997
_______________________
Neil H. Stone


Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following person in the capacity and on the date indicated.

(SIGNATURE)                  (TITLE)                           (DATE)

/s/ GARY W. WEST             Trustee                           August 27, 1997
_______________________
Gary W. West

                                 EXHIBIT INDEX

Exhibit No.         Description
-----------         -----------

   (16)(b) Schedule for Computations of Performance Quotations with respect to the VA Aggressive Growth Fund and the VA International Fund included in response to Form N-1A,
                    Item 22.

   27.1             Money Market Fund Financial Data Schedule.

   27.2             Income Fund Financial Data Schedule.

   27.3             Growth and Income Fund Financial Data Schedule.

   27.4             World Growth Fund Financial Data Schedule.

   27.5             Diversified Fund Financial Data Schedule.

   27.6             Aggressive Growth Fund Financial Data Schedule.

   27.7             International Fund Financial Data Schedule.